Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Loss Reclassified from OCI into Income (Effective Portion)	$ 25	$ 21	$ 14
Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)		19	50
Interest rate contracts
Derivative Instruments Gain Loss [Line Items]
Amount of Loss Recognized in OCI on Derivatives (Effective Portion)	$ 23	$ 38	$ 12